8. STOCK OPTIONS AND WARRANTS: Schedule of Warrants Activity (Tables)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Tables/Schedules
Schedule of Warrants Activity

The continuity of warrants for the year ended September 30, 2024 is as follows:

Expiry date		Exercise price	September 30, 2023	Issued	Exercised	Expired	September 30, 2024
May 19, 2025		$0.625	1,000,000	-	-	-	1,000,000
March 15, 2025	(b)	$0.50	87,860	-	-	-	87,860
October 19, 2026		$0.30	-	1,250,000	-	-	1,250,000
December 28, 2026		$0.30	-	100,000	-	-	100,000
April 11, 2027		$0.20	-	6,500,000	-	-	6,500,000
June 21, 2028		$0.35	-	2,500,000	-	-	2,500,000
June 28, 2028		$0.35	-	1,099,250	-	-	1,099,250
July 18, 2028		$0.35	-	556,250	-	-	556,250
Outstanding			1,087,860	12,005,500	-	-	13,093,360
Weighted average exercise price			$0.61	$0.26	$Nil	$Nil	$0.29

The continuity of warrants for the year ended September 30, 2023 is as follows:

Expiry date		Exercise price	September 30, 2022	Issued	Exercised	Expired	September 30, 2023
October 9, 2022		$1.00	767,037	-	-	(767,037)	-
March 15, 2023	(a)	$0.25	3,820,000	-	(87,860)	(3,732,140)	-
May 19, 2025		$0.625	1,000,000	-	-	-	1,000,000
March 15, 2025	(b)	$0.50	-	87,860	-	-	87,860
Outstanding			5,587,037	87,860	(87,860)	(4,499,177)	1,087,860
Weighted average exercise price			$0.59	$0.50	$0.25	$0.38	$0.61

The continuity of warrants for the year ended September 30, 2022 is as follows:

Expiry date	Exercise price	September 30, 2021	Issued	Exercised	Expired	September 30, 2022
July 9, 2022	$0.50	2,270,000	-	-	(2,270,000)	-
October 9, 2022	$1.00	767,037	-	-	-	767,037
February 25, 2023	$0.50	3,820,000	-	-	-	3,820,000
May 19, 2025	$0.625	-	1,000,000	-	-	1,000,000
Outstanding		6,857,037	1,000,000	-	(2,270,000)	5,587,037
Weighted average exercise price		$0.56	$0.625	$Nil	$0.50	$0.59